Pension and other post-employment benefit plans (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (220)	$ 286	$ (880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	276	11	51
Gains / (losses) recognized in other comprehensive income, net of tax	56	296	(829)
Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(230)	253	(842)
of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(352)	(79)	(94)
of which: UK plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	130	304	(623)
of which: US and German plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(8)	28	(126)
Post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	7	1	(13)
of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	3	1	(5)
of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	4	0	(7)
Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	3	31	(26)
UBS AG
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(70)	308	(880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	245	6	51
Gains / (losses) recognized in other comprehensive income, net of tax	175	314	(829)
UBS AG | Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(79)	276	(842)
UBS AG | of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(201)	(56)	(94)
UBS AG | of which: UK plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	130	304	(623)
UBS AG | of which: US and German plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(8)	28	(126)
UBS AG | Post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	7	1	(13)
UBS AG | of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	3	1	(5)
UBS AG | of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	4	0	(7)
UBS AG | Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ 3	$ 31	$ (26)